Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 67,585	$ 67,185	$ 76,297
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	904	1,227	1,744
Management expenses [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	635	874	1,341
Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	269	353	403
Personnel expenses [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	32,209	34,500	38,566
Professional fees [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	12,393	10,517	13,924
Sundry charges [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	8,968	7,766	7,489
Depreciation and amortization [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	3,680	3,700	3,825
Board of Directors' participation [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,992	2,178	2,202
Insurance [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,748	1,272	720
Software licenses [member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,723	1,731	1,706
Subscriptions and quotes [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,426	1,405	1,492
Communications [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	854	973	1,296
Donations [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	607	708	1,030
Maintenance and repairs [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	546	579	953
Consumption of materials and supplies
Disclosure of administrative expense [Line Items]
Administrative expenses.	398	393	422
Canons and tributes [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	369	318	410
Short-term and low-value lease
Disclosure of administrative expense [Line Items]
Administrative expenses.	294	611	1,011
Transport
Disclosure of administrative expense [Line Items]
Administrative expenses.	278	255	878
Travel and mobility [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 100	153	$ 373
Allowance for doubtful accounts [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses.		$ 126